Vanguard Global ex-US Real Estate Index Fund Expense Example - Admiral Prospectus [Member] - Vanguard Global ex-US Real Estate Index Fund - Admiral Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	92
Expense Example, with Redemption, 5 Years	124
Expense Example, with Redemption, 10 Years	$ 219